Balance Sheet Components - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Inventory write-down charged to cost of revenue	$ 808	$ 797	$ 4,764
Depreciation	4,700	3,700	2,000
Amortization of intangible assets	700	0	$ 0
Property, Plant and Equipment [Line Items]
Property and equipment, net	10,054	9,731
THAILAND
Property, Plant and Equipment [Line Items]
Property and equipment, net	$ 1,800	$ 1,300